Virtus Stone Harbor Emerging Markets Total Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023
($ reported in thousands)
	Par Value(1)	Value
Foreign Government Securities—67.7%
Angola —5.1%
Republic of Angola
144A 9.500%, 11/12/25(2)	$ 750	$ 736
144A 8.250%, 5/9/28(2)	330	288
RegS 8.250%, 5/9/28(3)	600	524
Republic of Angola Via Avenir II B.V. (6 month LIBOR + 4.500%) RegS 10.163%, 12/7/23(3)(4)(5)	113	112
Republic of Angola Via Avenir Issuer II Ireland DAC RegS 6.927%, 2/19/27(3)(4)	960	898
		2,558

Argentina—5.6%
Provincia De Buenos Aires RegS 6.375%, 9/1/37(3)(5)	2,649	1,006
Republic of Argentina 1.000%, 7/9/29(6)	5,667	1,832
		2,838

Colombia—2.1%
Republic of Colombia 4.500%, 3/15/29	1,167	1,040
Ecuador—4.9%
Republic of Ecuador
144A 6.000%, 7/31/30(2)(5)(6)	4,550	2,215
	Par Value(1)	Value

Ecuador—continued
RegS 6.000%, 7/31/30(3)(5)	$ 500	$ 244
		2,459

Egypt—7.2%
Arab Republic of Egypt
144A 5.750%, 5/29/24(2)	981	891
144A 6.375%, 4/11/31(2)	246EUR	146
RegS 6.200%, 3/1/24(3)	2,750	2,581
		3,618

El Salvador—5.4%
Republic of El Salvador
RegS 5.875%, 1/30/25(3)	500	457
RegS 6.375%, 1/18/27(3)	2,584	2,010
RegS 8.625%, 2/28/29(3)	240	184
RegS 8.250%, 4/10/32(3)	75	57
		2,708

Ethiopia—1.9%
Federal Republic of Ethiopia 144A 6.625%, 12/11/24(2)	1,474	959
Gabon—3.5%
Republic of Gabon
144A 6.950%, 6/16/25(2)(6)	1,401	1,163
See Notes to Schedule of Investments

Virtus Stone Harbor Emerging Markets Total Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Gabon—continued
RegS 6.950%, 6/16/25(3)	$ 731	$ 606
		1,769

Hungary—1.0%
Hungary Government International Bond 144A 6.125%, 5/22/28(2)	500	506
Iraq—1.0%
Republic of Iraq RegS 5.800%, 1/15/28(3)	563	517
Ivory Coast—1.0%
Ivory Coast Government International Bond
RegS 5.250%, 3/22/30(3)	336EUR	307
RegS 5.875%, 10/17/31(3)	235EUR	212
		519

Kenya—4.9%
Republic of Kenya
144A 6.875%, 6/24/24(2)	2,218	2,097
RegS 6.875%, 6/24/24(3)	400	378
		2,475

Lebanon—0.7%
Lebanese Republic
6.375%, 3/9/20(7)	105	8
7.000%, 12/3/24(7)	815	60
RegS 8.250%, 4/12/21(3)(7)	3,509	270
RegS 7.000%, 3/23/32(3)(7)	212	16
		354

	Par Value(1)	Value

Mongolia—0.2%
Mongolia Government International Bond 144A 8.650%, 1/19/28(2)	$ 107	$ 107
Mozambique—1.5%
Republic of Mozambique 144A 5.000%, 9/15/31(2)(5)(6)	1,016	766
Nigeria—6.8%
Republic of Nigeria
144A 6.500%, 11/28/27(2)	926	793
144A 6.125%, 9/28/28(2)	481	397
144A 8.375%, 3/24/29(2)	308	271
144A 7.696%, 2/23/38(2)(6)	583	423
RegS 8.375%, 3/24/29(3)	1,425	1,255
RegS 8.747%, 1/21/31(3)	300	261
		3,400

Oman —1.0%
Oman Government International Bond 144A 6.000%, 8/1/29(2)	500	503
Pakistan—2.3%
Islamic Republic of Pakistan RegS 8.250%, 4/15/24(3)	1,450	1,162
Papua New Guinea —1.1%
Papua New Guinea Government International Bond RegS 8.375%, 10/4/28(3)(6)	597	551
See Notes to Schedule of Investments

Virtus Stone Harbor Emerging Markets Total Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Senegal—0.4%
Republic of Senegal 144A 6.250%, 5/23/33(2)(6)	$ 265	$ 216
South Africa—3.1%
Republic of South Africa
6.250%, 3/31/36	16,700ZAR	566
8.750%, 1/31/44	25,700ZAR	988
		1,554

Sri Lanka—0.2%
Republic of Sri Lanka 144A 7.850%, 3/14/29(2)(7)	260	116
Tunisia—4.2%
Tunisian Republic
144A 6.375%, 7/15/26(2)	248EUR	160
RegS 5.625%, 2/17/24(3)	2,111EUR	1,955
		2,115

Turkey—1.0%
Republic of Turkey 9.875%, 1/15/28	493	521
Venezuela—0.3%
Republic of Venezuela RegS 9.000%, 5/7/23(3)(7)	1,475	140
Zambia—1.3%
Republic of Zambia
144A 5.375%, 9/20/23(2)(7)	85	41
144A 8.970%, 7/30/27(2)(6)(7)	594	308
RegS 8.970%, 7/30/27(3)(6)(7)	625	324
		673

Total Foreign Government Securities (Identified Cost $37,372)		34,144
	Par Value(1)	Value

Corporate Bonds and Notes—44.9%
Brazil—0.5%
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(2)	$ 344	$ 227
Colombia—2.5%
Gran Tierra Energy International Holdings Ltd. 144A 6.250%, 2/15/25(2)(6)	657	575
Gran Tierra Energy, Inc. 144A 7.750%, 5/23/27(2)(6)	857	681
		1,256

Ghana—2.2%
Tullow Oil plc
RegS 7.000%, 3/1/25(3)(6)	1,296	886
RegS 10.250%, 5/15/26(3)	252	208
		1,094

India—1.1%
Adani Electricity Mumbai Ltd. RegS 3.949%, 2/12/30(3)(6)	734	539
Indonesia—2.9%
Indika Energy Capital IV Pte Ltd. RegS 8.250%, 10/22/25(3)	254	250
Theta Capital Pte Ltd.
RegS 8.125%, 1/22/25(3)(6)	640	514
RegS 6.750%, 10/31/26(3)	1,050	717
		1,481

Kazakhstan—1.8%
Development Bank of Kazakhstan JSC 144A 10.950%, 5/6/26(2)	348,000KZT	647
See Notes to Schedule of Investments

Virtus Stone Harbor Emerging Markets Total Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Kazakhstan—continued
QazaqGaz NC JSC 144A 4.375%, 9/26/27(2)	$ 275	$ 253
		900

Macau—1.0%
Melco Resorts Finance Ltd. RegS 5.375%, 12/4/29(3)	315	263
Studio City Finance Ltd. 144A 5.000%, 1/15/29(2)	350	261
		524

Mexico—27.4%
Banco Mercantil del Norte S.A. RegS 6.750% (3)(8)	766	749
Cemex SAB de C.V. 144A 9.125% (2)(8)	541	563
Petroleos Mexicanos
7.470%, 11/12/26	30,590MXN	1,510
7.690%, 1/23/50(6)	899	599
RegS 7.190%, 9/12/24(3)	43,400MXN	2,364
RegS 6.700%, 2/16/32(3)	122	92
Poinsettia Finance Ltd. RegS 6.625%, 6/17/31(3)	8,534	6,999
Sixsigma Networks Mexico S.A. de C.V. 144A 7.500%, 5/2/25(2)(6)	1,068	956
		13,832

	Par Value(1)	Value

Nigeria—1.0%
IHS Holding Ltd. 144A 6.250%, 11/29/28(2)	$ 623	$ 498
Peru—0.5%
Petroleos del Peru S.A.
RegS 4.750%, 6/19/32(3)	200	148
RegS 5.625%, 6/19/47(3)	200	128
		276

Turkey—0.8%
Aydem Yenilenebilir Enerji AS 144A 7.750%, 2/2/27(2)(6)	462	407
Uzbekistan—1.5%
Uzauto Motors AJ 144A 4.850%, 5/4/26(2)	881	769
Venezuela—0.6%
Petroleos de Venezuela S.A.
RegS 6.000%, 11/15/26(3)(9)	2,550	159
RegS 9.750%, 5/17/35(3)(9)	2,000	125
		284

Vietnam—1.1%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(2)	610	551
Total Corporate Bonds and Notes (Identified Cost $26,134)		22,638

See Notes to Schedule of Investments

Virtus Stone Harbor Emerging Markets Total Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
	Par Value(1)	Value

Credit Linked Notes—3.7%
Iraq—3.7%
Republic of Iraq
(Counterparty: BOA) 2.536%, 1/1/28(5)(10)	201,355JPY	$ 1,239
(Counterparty: BOA) 3.340%, 1/6/28(5)(10)	102,217JPY	628
Total Credit Linked Notes (Identified Cost $2,264)		1,867

Total Long-Term Investments—116.3% (Identified Cost $65,770)		58,649

TOTAL INVESTMENTS—116.3% (Identified Cost $65,770)		$58,649
Other assets and liabilities, net—(16.3)%		(8,200)
NET ASSETS—100.0%		$50,449

Abbreviations:
CDS	Credit Default Swap
DAC	Designated Activity Company
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2023, these securities amounted to a value of $19,490 or 38.6% of net assets.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(5)	Variable rate security. Rate disclosed is as of August 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	All or a portion is segregated as collateral for reverse repurchase agreements. On August 31, 2023, securities valued at $11,589 were pledged as collateral for reverse repurchase agreements.
(7)	Security in default; no interest payments are being received.
(8)	No contractual maturity date.
(9)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(10)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
Counterparties:
BCLY	Barclays
BOA	Bank of America
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
EUR	Euro
JPY	Japanese Yen
KZT	Kazakhstani Tenge
MXN	Mexican Peso
ZAR	South African Rand

See Notes to Schedule of Investments

Virtus Stone Harbor Emerging Markets Total Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
Country Weightings†
Mexico	24%
Nigeria	7
Egypt	6
Argentina	5
El Salvador	5
Angola	4
Kenya	4
Other	45
Total	100%
† % of total investments as of August 31, 2023.
Reverse Repurchase Agreements as of August 31, 2023 were as follows:
Counterparty	Interest Rate	Acquisition Date*	Amount
JPM	5.65%	07/27/23	$(472)
JPM	5.65	07/27/23	(421)
JPM	5.70	07/27/23	(463)
JPM	5.70	07/27/23	(462)
JPM	5.80	07/27/23	(428)
JPM	5.80	07/27/23	(580)
JPM	5.80	07/27/23	(351)
JPM	5.80	07/27/23	(445)
JPM	5.80	07/27/23	(477)
JPM	5.80	07/27/23	(256)
JPM	5.80	07/27/23	(317)
JPM	5.80	07/27/23	(269)
JPM	5.85	07/27/23	(683)
JPM	5.85	07/27/23	(189)
JPM	5.85	07/27/23	(1,141)
JPM	5.85	07/27/23	(1,530)
JPM	5.90	08/23/23	(918)
Total			$(9,402)

Footnote Legend:
*	All agreements can be terminated by either party on demand at value plus accrued interest.

See Notes to Schedule of Investments

Virtus Stone Harbor Emerging Markets Total Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
Over-the-counter credit default swaps - sell protection(1) outstanding as of August 31, 2023 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Republic of Argentina 5 Year CDS(3)	Quarterly	BCLY	5.000%	12/20/25	$8,600	$(4,571)	$(1,248)	$—	$(3,323)
Total						$(4,571)	$(1,248)	$—	$(3,323)

Footnote Legend:
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Based on Republic of Argentina Sovereign Debt Obligation, USD Denominated 1.00% fixed coupon, 7/09/2029 maturity.
The following table summarizes the value of the Fund’s investments as of August 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2023	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$22,638	$22,638	$—
Foreign Government Securities	34,144	34,144	—
Credit Linked Notes	1,867	—	1,867
Total Assets	58,649	56,782	1,867
Liabilities:
Other Financial Instruments:(1)
Over-the-Counter Credit Default Swap	(4,571)	(4,571)	—
Reverse Repurchase Agreements	(9,402)	(9,402)	—
Total Liabilities	(13,973)	(13,973)	—
Total Investments	$44,676	$42,809	$1,867

See Notes to Schedule of Investments

Virtus Stone Harbor Emerging Markets Total Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
($ reported in thousands)
(1)	Other financial instruments are derivative instruments reflected in the Schedule of Investments. Swaps are reported at value. For liabilities arising from reverse repurchase agreements, the carrying amount approximates fair value due to the short-term maturity of these financial instruments.
There were no securities valued using quoted prices (Level 1) at August 31, 2023.
Securities held by the Fund with an end of period value of $159 were transferred from Level 3 to Level 2 due to a increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Credit Linked Notes
Investments in Securities
Balance as of November 30, 2022:	$ 2,400	$ 108	$ 2,292
Accrued discount/(premium)	64	—	64
Net realized gain (loss)	(3)	—	(3)
Net change in unrealized appreciation (depreciation)(a)	58	51	7
Sales(b)	(493)	—	(493)
Transfers from Level 3(c)	(159)	(159)	—
Balance as of August 31, 2023	$ 1,867	$ —	$ 1,867
(a) The net change in unrealized appreciation (depreciation) on investments still held at August 31, 2023, was $7.
(b) Includes paydowns on securities.
(c) “Transfers into and/or from” represent the ending value as of August 31, 2023, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS TOTAL INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •    Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt

VIRTUS STONE HARBOR EMERGING MARKETS TOTAL INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023
instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.